UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D. C.  20549
FORM 13F
FORM 13F COVER PAGE


Report for the Quarter Ended:  December 31, 2007
Check here if Amendment [X];
Amendment Number:  _______1_________
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		Albion Financial Group
Address: 	812 East 2100 South
		Salt Lake City, UT  84106

13F File Number:	28-6676

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report:

Name:		John Q. Bird
Title:		Executive Vice-President
Phone:		801-487-3700

Signature, Place, and Date of Signing:



John Q. Bird		Salt Lake City, Utah		May 23, 2011

Report Type:
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:			0
Form 13F Information Table Entry Total: 		98
Form 13F Information Table Value Total in Thousands: 	$ 316,418

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      693     8219 SH       Sole                                       8219
Akamai Technologies, Inc.      COM              00971T101    15658   452543 SH       Sole                                     452543
Apple Computer, Inc.           COM              037833100      374     1890 SH       Sole                                       1890
Aptargroup, Inc.               COM              038336103      545    13334 SH       Sole                                      13334
Atheros Communications, Inc.   COM              04743p108     8856   289987 SH       Sole                                     289987
Atwood Oceanics Inc.           COM              050095108      767     7650 SH       Sole                                       7650
BP Amoco PLC                   COM              055622104      713     9750 SH       Sole                                       9750
Bank of America Corp.          COM              060505104      607    14705 SH       Sole                                      14705
Berkshire Hathaway CL B        COM              084670207      223       47 SH       Sole                                         47
Bluephoenix Solutions, Ltd     COM              M20157109     2570   141840 SH       Sole                                     141840
Cameron International Corp     COM              13342b105     1677    34846 SH       Sole                                      34846
Ceragon Networks Ltd.          COM              m22013102     2932   296473 SH       Sole                                     296473
China Bak Battery Inc.         COM              16936y100      449    71765 SH       Sole                                      71765
China Fire & Security Group In COM              16938R103     1986   154206 SH       Sole                                     154206
China Medical Technologies, In COM              169483104     9912   223286 SH       Sole                                     223286
Cisco Systems                  COM              17275R102    10696   395155 SH       Sole                                     395155
Citizens Communications        COM              17453B101      556    43650 SH       Sole                                      43650
Del Rio Resources Inc.         COM              245370101        0    22500 SH       Sole                                      22500
Dentsply International Inc.    COM              249030107    11318   251394 SH       Sole                                     251394
Eastman Chemical Co.           COM              277432100      951    15560 SH       Sole                                      15560
Exact Identification Corp.     COM              300626108        0    10000 SH       Sole                                      10000
Exxon Mobil Corp.              COM              30231G102     4428    47265 SH       Sole                                      47265
Focus Media Holding Limited -  COM              34415v109     6053   106553 SH       Sole                                     106553
General Electric               COM              369604103    31580   851908 SH       Sole                                     851908
Google Inc.                    COM              38259P508      876     1267 SH       Sole                                       1267
Harris Corporation             COM              413875105      326     5200 SH       Sole                                       5200
Honeywell International Inc.   COM              438516106      246     4000 SH       Sole                                       4000
Jinpan Intl Ltd                COM              G5138L100     1838    59495 SH       Sole                                      59495
Johnson & Johnson              COM              478160104      389     5829 SH       Sole                                       5829
MEMC Electronic Materials, Inc COM              552715104    11249   127118 SH       Sole                                     127118
Microsoft Corp.                COM              594918104      312     8772 SH       Sole                                       8772
Mindray Medical Intl Ltd.      COM              602675100     1234    28715 SH       Sole                                      28715
NICE-Systems Ltd. ADR          COM              653656108    15063   438893 SH       Sole                                     438893
Natl Oilwell Varco             COM              637071101    14510   197521 SH       Sole                                     197521
Procter & Gamble Co.           COM              742718109    11296   153857 SH       Sole                                     153857
Questar Corp.                  COM              748356102      204     3764 SH       Sole                                       3764
Royal Dutch Shell A            COM              780259206      219     2600 SH       Sole                                       2600
Schlumberger Ltd.              COM              806857108     1899    19305 SH       Sole                                      19305
Stericycle, Inc                COM              858912108    16295   274324 SH       Sole                                     274324
Sunopta Inc                    COM              8676EP108      528    39585 SH       Sole                                      39585
Suntech Power Holdings         COM              86800C104    28544   346741 SH       Sole                                     346741
TheStreet.com, Inc.            COM              88368q103      192    12035 SH       Sole                                      12035
Thermo Fisher Scientific       COM              883556102    10866   188386 SH       Sole                                     188386
Union Pacific Corp.            COM              907818108      313     2488 SH       Sole                                       2488
VCA Antech, Inc.               COM              918194101      795    17985 SH       Sole                                      17985
Varian Medical Systems         COM              92220P105     6912   132521 SH       Sole                                     132521
Videolocity Internatinal Inc.  COM              92658y206        0    20000 SH       Sole                                      20000
Walt Disney Company            COM              254687106      204     6316 SH       Sole                                       6316
Wells Fargo & Co.              COM              949746101      378    12530 SH       Sole                                      12530
Yingli Green Energy ADR        COM              98584B103      281     7250 SH       Sole                                       7250
Zions Bancorp                  COM              989701107      395     8450 SH       Sole                                       8450
Zoltek Companies Inc           COM              98975W104     2993    69805 SH       Sole                                      69805
Powershares QQQ Tr Ser 1       COM              73935a104     1116    21788 SH       Sole                                      21788
Powershares Wilderhill Energy  COM              73935X500     1416    51120 SH       Sole                                      51120
Standard & Poors Depository Re COM              78462F103      316     2159 SH       Sole                                       2159
iShares Goldman Sachs Natural  COM              464287374     1818    13530 SH       Sole                                      13530
iShares Russell Midcap Index F COM              464287499     1935    18688 SH       Sole                                      18688
BLDRS Asia Index Fund          COM              09348r102      395    11548 SH       Sole                                      11548
BLDRS Emerging Markets Index F COM              09348r300      552    10025 SH       Sole                                      10025
iShares FTSE/Xinhua China 25 I COM              464287184     1521     8926 SH       Sole                                       8926
iShares MSCI Canada            COM              464286509      838    26078 SH       Sole                                      26078
iShares MSCI EAFE Index Fund   COM              464287465     1277    16271 SH       Sole                                      16271
iShares MSCI Emerging Market I COM              464287234     2615    17400 SH       Sole                                      17400
iShares MSCI Japan             COM              464286848     1139    85670 SH       Sole                                      85670
iShares MSCI Pacific ex-Japan  COM              464286665     3219    20867 SH       Sole                                      20867
iShares TR SP Latin America    COM              464287390      269     1080 SH       Sole                                       1080
iShares TR Treas Inflation     COM              464287176      933     8819 SH       Sole                                       8819
iShares iBoxx $Invest Grade Co COM              464287242    10474    99907 SH       Sole                                      99907
Aeterna Zentaris Inc.          COM              007979990       65    42308 SH       Sole                                      42308
Exxon Mobil Corp.              COM              30231g102      205     2184 SH       Sole                                       2184
General Electric               COM              369604103    23550   635274 SH       Sole                                     635274
Kroger Company                 COM              501044101      266     9950 SH       Sole                                       9950
Valspar Corp.                  COM              920355104     6364   282360 SH       Sole                                     282360
Evergreen Income Advantage     COM              30023Y105      443    39267 SH       Sole                                      39267
Pioneer High Income            COM              72369h106      657    46895 SH       Sole                                      46895
Aberdeen Asia-Pacific Inc. Fnd COM              003009107      277    47600 SH       Sole                                      47600
Aberdeen Global Income Fund In COM              003013109      272    23000 SH       Sole                                      23000
Morgan Stanley Emerging Market COM              61744h105      121    12500 SH       Sole                                      12500
Hospitalities Trust REIT       COM              44106m102      528    16399 SH       Sole                                      16399
ING Clarion Global REIT        COM              44982g104      413    29881 SH       Sole                                      29881
Dodge Cox Stock Fund           COM              256219106      314 2271.668 SH       Sole                                   2271.668
Excelsior Value & Restructurin COM              300722782      359 6317.014 SH       Sole                                   6317.014
Franklin Income Fund CL C      COM              353496805       30 11639.914 SH      Sole                                  11639.914
Tiaa-Cref Inst Mid Cap Value I COM              87244w581      810 53415.069 SH      Sole                                  53415.069
Tiaa-Cref Inst Small Cap Value COM              87244w524      728 61339.523 SH      Sole                                  61339.52
Wasatch Micro Cap Fund         COM              936772508      103 18312.620 SH      Sole                                  18312.62
Wasatch Small Cap Value Fund   COM              936793207       69 19438.395 SH      Sole                                  19438.39
Fidelity AMT Tax Free Money Fu COM              316448406      595 595423.240 SH     Sole                                 595423.24
Fidelity Institutional MM FDS  COM              316175108     2106 2106350.760 SH    Sole                                 2106350.76
Fidelity US Government Money M COM              316413202      682 682000.000 SH     Sole                                 682000.0
Franklin Fed Interm T/F A      COM              354723710      160 14072.120 SH      Sole                                  14072.12
Nuveen Arizona Municipal Bond  COM              67065l104      190 18056.265 SH      Sole                                  18056.265
Putnam Arizona Tax Exempt Inco COM              746441104       95 10554.112 SH      Sole                                  10554.112
Schwab Value Advantage Money F COM              808515605       91 90803.280 SH      Sole                                  90803.280
UBS Select Money Fund Inst     COM              90262y505     3102 3102118.860 SH    Sole                                 3102118.86
MarkWest Energy Partners       COM              570759100     1034    30613 SH       Sole                                      30613
Teppco Partners L.P            COM              872384102      828    21609 SH       Sole                                      21609
Advisor's Disciplined Income T COM              30267q347      225  297.000 SH       Sole                                    297.000